Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Pounds Investments in financial assets	$ 940	$ 1,167
US Dollar Investments in financial assets	131,270	183,258
New Israel Shekel Investments in financial assets	3,760	3,588
US Dollar Trade and other receivables	65,058	46,762
US Dollar Investments with related parties	20,576	7,818
Total investments in financial assets	156,546	195,831
US Dollar Cash and cash equivalents	87,517	218,300
Uruguayan pesos Cash and cash equivalents	3	3
US Dollar Trade and other payables	45,212	43,271
Uruguayan pesos Trade and other payables	30	31
US Dollar Payables to related parties	11,795	12,875
Total Trade and other payables	57,037	56,177
US Dollar Borrowings	1,004,431	867,437
US Dollar Borrowings with related parties	442	1,621
Total Borrowings	1,004,873	869,058
US Dollar Derivative financial instruments	0	39
Total derivative financial instruments	0	39
US Dollar Lease liabilities	9,353	5,776
Total lease liabilities	9,353	5,776
New Israel Shekel Provisions	47,163	42,552
Total Provisions	47,163	42,552
Total Liabilities	1,118,426	973,602
Pounds Cash and cash equivalents	4	5
Euros Cash and cash equivalents	37	15
New Israel Shekel Cash and cash equivalents	0	1
Brazilian Reais Cash and cash equivalents	0	3
Total cash and cash equivalents	87,561	218,327
Euros Trade and other receivables	17	19
US Dollar Receivables with related parties	40,320	42,201
Total Assets	349,519	503,140
Total trade and other receivables	$ 105,395	$ 88,982
Investments In Financial Assets [Member]
Statement [Line Items]
US Dollar, Currency amount	$ 89.12
US Dollar Argentinian Peso exchange rate	1,473.00
Pounds, Currency amount	0.48
Pounds Argentinian Peso exchange rate	1,952.02
New Israel Shekel, Currency amount	7.56
New Israel Shekel Argentinian Peso exchange rate	497.68
Trade and other receivables [Member]
Statement [Line Items]
US Dollar, Currency amount	44.17
US Dollar Argentinian Peso exchange rate	1,473.00
Euros, Currency amount	0.01
Euros Argentinian Peso exchange rate	1,681.28
Receivables with related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	27.21
US Dollar Argentinian Peso exchange rate	1,482.00
Investments with related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	13.88
US Dollar Argentinian Peso exchange rate	1,482.00
Cash and cash equivalents [Member]
Statement [Line Items]
US Dollar, Currency amount	59.41
US Dollar Argentinian Peso exchange rate	1,473.00
Pounds, Currency amount	0
Pounds Argentinian Peso exchange rate	1,952.02
New Israel Shekel, Currency amount	0
New Israel Shekel Argentinian Peso exchange rate	497.68
Uruguayan pesos, Currency amount	0.08
Uruguayan pesos Argentinian Peso exchange rate	36.96
Euros, Currency amount	0.02
Euros Argentinian Peso exchange rate	1,681.28
Brazilian Reais, Currency amount	0
Brazilian Reais Argentinian Peso exchange rate	283.00
Trade And Other Payables [Member]
Statement [Line Items]
US Dollar, Currency amount	30.51
US Dollar Argentinian Peso exchange rate	1,482.00
Uruguayan pesos, Currency amount	0.81
Uruguayan pesos Argentinian Peso exchange rate	36.96
Payables to related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	7.96
US Dollar Argentinian Peso exchange rate	1,482.00
Borrowings [Member]
Statement [Line Items]
US Dollar, Currency amount	677.75
US Dollar Argentinian Peso exchange rate	1,482.00
Borrowings with related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	0.30
US Dollar Argentinian Peso exchange rate	1,482.00
Derivative financial instruments
Statement [Line Items]
US Dollar, Currency amount	0	$ 0.01
US Dollar Argentinian Peso exchange rate	1,482.00	$ 1,473.00
Lease liabilities [Member]
Statement [Line Items]
US Dollar, Currency amount	6.31
US Dollar Argentinian Peso exchange rate	1,482.00
Provisions [Member]
Statement [Line Items]
US Dollar, Currency amount	94.77
US Dollar Argentinian Peso exchange rate	$ 497.68